CITIFUNDS(r)
--------------

SHORT-TERM
U.S. GOVERNMENT
          INCOME
          PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2000



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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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


TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO

Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        6
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Statement of Changes in Net Assets                                             7
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Financial Highlights                                                           8
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Notes to Financial Statements                                                  9
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GOVERNMENT INCOME PORTFOLIO

Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           14
--------------------------------------------------------------------------------
Statement of Operations                                                       14
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Statement of Changes in Net Assets                                            15
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Financial Highlights                                                          16
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Notes to Financial Statements                                                 17
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


LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   While the past six months have been challenging for many types of investments, short-term U.S. government securities have fared relatively well. A strengthening global economy, rising interest rates and shifting investor sentiment have created wide fluctuations in the prices of many financial assets, especially stocks and higher yielding bonds. While prices of short-term government securities also fluctuated, they performed relatively well as a result of the positive outlook for Treasury supply.

   We are pleased to announce that effective July 14, 2000, the front-end sales charge of CitiFunds Short-Term U.S. Government Income Portfolio is being waived.

   This report reviews the Fund's investment activities and performance during the six months ended June 30, 2000 and provides a summary of Citibank's perspective on and outlook for the short-term U.S. government securities market.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge

Philip W. Coolidge
President
July 17, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

     PRICES OF SHORT-TERM U.S. GOVERNMENT SECURITIES GENERALLY DECLINED LESS THAN OTHER, HIGHER YIELDING SECTORS OF THE U.S. BOND MARKET over the past six months, helping many investors to preserve capital during a period of rising interest rates.

     The Federal Reserve Board (the "Fed") continued to raise interest rates during the period in response to the continuing growth of the U.S. economy. In fact, U.S. Gross Domestic Product ("GDP")(1) rates rose an estimated 5.5% during the first quarter of 2000. While many investment professionals expect GDP to fall later this year, current rates of economic growth have caused many investors to become concerned that inflationary pressures may be resurfacing. In an attempt to forestall a potential reacceleration of inflation, the Fed has raised short-term interest rates by 75 basis points(2) during the six-month reporting period. In total, the Fed has raised short-term interest rates by a total of 175 basis points since this tightening cycle began in June 1999.

     THE SHORT-TERM U.S. GOVERNMENT SECURITIES MARKET WAS ALSO AFFECTED BY SHIFTS IN U.S. TREASURY SUPPLY. During the first half of 2000, this decline in Treasury supply helped U.S. Treasury securities outperform most other securities of comparable maturity. This was primarily the result of two related factors: as a result of higher tax revenues, the federal government announced that it would buy back roughly $30 billion of long-term U.S. Treasury bonds and the market anticipated a decrease in issuance of shorter-term debt. Both the repurchase program and the reduction in issuance have reduced the supply of U.S. Treasury securities. Given the strong demand from both domestic and foreign investors, U.S. Treasuries outperformed non-Treasury securities.

     In addition, during the reporting period, U.S. government agency securities were influenced by political events when the investment policies of FNMA ("Fannie Mae") and FHLMC ("Freddie Mac") became the subject of criticism from officials in the U.S. Senate and the Treasury Department. These comments temporarily hurt the performance of Fannie Mae and Freddie Mac securities, which are indirect obligations of the U.S. government, but benefited GNMA ("Ginnie Mae") securities, which are direct obligations. As some investors shifted their assets from Fannie Mae and Freddie Mac securities to what they deemed to be the relative safe haven of Ginnie Mae securities, they drove Ginnie Mae prices higher.

     The Fund began the reporting period with a relatively defensive posture, including an average duration (i.e., a measure of sensitivity to changing interest rates) that was slightly shorter than its neutral position. This duration strategy was designed to enhance liquidity and keep assets available for higher yielding securities as they became available. Later on in the second quarter, however, the manager extended the Fund's average duration to the neutral range when evidence emerged that the U.S. economy was slowing in response to interest rate increases by the Fed.

(1) GDP is the market value of the goods and services produced by labor and property in the United States.

(2)  A basis point is .01% or one one-hundredth of a percent.

     The manager also actively managed the mix of securities in the Portfolio according to his extensive set of relative value analysis'. IN A RELATIVELY VOLATILE MARKET, THE MANAGER CONTINUED TO FOCUS PRIMARILY ON U.S. TREASURY
NOTES, GINNIE MAE PASS-THROUGH MORTGAGE-BACKED SECURITIES(3) AND GOVERNMENT-GUARANTEED BONDS issued by the Agency for International Development. The manager increased the Fund's holdings of Ginnie Mae securities in the second quarter in an attempt to benefit from higher prices caused by the political situation discussed previously.

     Looking forward, THE MANAGER MAINTAINS A POSITIVE OUTLOOK ON THE SHORT-TERM U.S. GOVERNMENT MARKET. Although the manager thinks that further interest rate increases by the Fed may be likely, the bond market appears to have already incorporated that possibility into prices. We have recently seen signs that the economy may be slowing, suggesting that the Fed's monetary policies may have proven effective.

     The recent weakness in the stock market has caused demand for high-quality fixed-income securities to rise, potentially supporting prices near current levels. While it is too soon to tell if the Fed's monetary policies will allow the U.S. economy to slow to sustainable levels without entering a recession, the manager thinks that short-term U.S. government securities continue to represent a solid opportunity for investors seeking capital preservation and competitive levels of income.

(3) A pass-through mortgage-backed security consisting of a pool of residential mortgage loans. All payments of principal and interest are passed through to investors each month.

FUND FACTS

FUND OBJECTIVE

To generate current income and preserve the value of its shareholders' investment.

INVESTMENT ADVISER,
GOVERNMENT INCOME PORTFOLIO
Citibank, N.A.

COMMENCEMENT OF OPERATIONS
September 8, 1986

NET ASSETS AS OF 6/30/00
$27.0 million

DIVIDENDS
Paid monthly, if any

CAPITAL GAINS
Paid semi-annually, if any

BENCHMARKS
o Lipper Short U.S. Government Funds Average
o Lehman Brothers 1-3 Year U.S. Government Index*


* The Lehman Brothers 1-3 Year U.S. Government Index is a broad measure of the performance of short-term government bonds.

FUND PERFORMANCE
TOTAL RETURNS

ALL PERIODS ENDED JUNE 30, 2000                 SIX       ONE   FIVE     TEN
(See Note 7)                                   MONTHS**  YEAR  YEARS*   YEARS*
================================================================================
CitiFunds Short-Term U.S. Government
  Income Portfolio without sales charge         2.96%    4.48%    4.85%    6.13%
Lipper Short U.S. Government Funds Average 2.98% 4.49% 4.94% 5.68% Lehman Brothers 1-3 Year U.S.
  Government Index                              3.00%    4.86%    5.75%    6.48%
CitiFunds Short-Term U.S. Government
  Income Portfolio with a maximum
  sales charge of 1.50%                         1.41%    2.92%    4.54%    5.97%

 * Average Annual Total Return
** Not Annualized

30-Day SEC Yield          5.75%

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $17,851, including the maximum sales charge (as of 6/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

[The following table represents a line chart in the printed piece.]

                                                             Lehman Brothers
                     Lipper Short    CitiFunds Short-Term        1-3 Year
                    U.S. Government     U.S. Government      U.S. Government
                     Funds Average     Income Portfolio     Index (unmanaged)

12/31/89                  9850               10000               10000
1/31/90                   9676                9985               10011
2/28/90                   9687               10031               10063
3/31/90                   9674               10061               10094
4/30/90                   9516               10072               10118
5/31/90                   9832               10222               10273
6/30/90                  10001               10326               10381
7/31/90                  10144               10447               10507
8/31/90                   9997               10464               10544
9/30/90                  10076               10541               10627
10/31/90                 10211               10649               10745
11/30/90                 10443               10766               10849
12/31/90                 10628               10887               10977
1/31/91                  10749               10986               11080
2/28/91                  10810               11048               11151
3/31/91                  10852               11109               11226
4/30/91                  10960               11211               11334
5/31/91                  11016               11275               11401
6/30/91                  10970               11299               11444
7/31/91                  11137               11408               11542
8/31/91                  11401               11569               11700
9/30/91                  11679               11704               11824
10/31/91                 11789               11823               11952
11/30/91                 11852               11935               12075
12/31/91                 12094               12136               12258
1/31/92                  12013               12064               12241
2/29/92                  12069               12033               12278
3/31/92                  12049               11963               12274
4/30/92                  12119               12061               12386
5/31/92                  12278               12188               12501
6/30/92                  12406               12314               12627
7/31/92                  12565               12462               12772
8/31/92                  12648               12564               12876
9/30/92                  12760               12667               12996
10/31/92                 12640               12569               12922
11/30/92                 12624               12549               12903
12/31/92                 12766               12669               13023
1/31/93                  12936               12829               13160
2/28/93                  13064               12951               13264
3/31/93                  13110               12992               13305
4/30/93                  13190               13065               13386
5/31/93                  13148               13049               13354
6/30/93                  13293               13170               13453
7/31/93                  13287               13206               13482
8/31/93                  13481               13335               13594
9/30/93                  13535               13373               13638
10/31/93                 13565               13395               13668
11/30/93                 13499               13357               13670
12/31/93                 13542               13405               13725
1/31/94                  13624               13496               13810
2/28/94                  13473               13384               13727
3/31/94                  13315               13246               13657
4/30/94                  13215               13152               13605
5/31/94                  13242               13128               13624
6/30/94                  13240               13127               13658
7/31/94                  13379               13233               13781
8/31/94                  13405               13264               13826
9/30/94                  13334               13217               13795
10/31/94                 13346               13225               13826
11/30/94                 13274               13172               13769
12/31/94                 13310               13201               13795
1/31/95                  13510               13365               13983
2/28/95                  13696               13556               14173
3/31/95                  13767               13627               14253
4/30/95                  13910               13744               14381
5/31/95                  14230               14015               14626
6/30/95                  14302               14085               14705
7/31/95                  14286               14102               14763
8/31/95                  14388               14204               14851
9/30/95                  14461               14285               14924
10/31/95                 14578               14413               15048
11/30/95                 14726               14551               15176
12/31/95                 14838               14672               15291
1/31/96                  14943               14777               15420
2/29/96                  14819               14709               15360
3/31/96                  14757               14692               15349
4/30/96                  14724               14695               15364
5/31/96                  14723               14712               15398
6/30/96                  14814               14811               15510
7/31/96                  14863               14860               15571
8/31/96                  14895               14900               15628
9/30/96                  15023               15028               15770
10/31/96                 15198               15186               15949
11/30/96                 15310               15304               16067
12/31/96                 15286               15300               16070
1/31/97                  15368               15372               16147
2/28/97                  15401               15412               16186
3/31/97                  15354               15384               16173
4/30/97                  15486               15496               16305
5/31/97                  15586               15587               16420
6/30/97                  15685               15670               16533
7/31/97                  15868               15833               16713
8/31/97                  15870               15839               16730
9/30/97                  15971               15949               16857
10/31/97                 16106               16060               16982
11/30/97                 16124               16096               17024
12/31/97                 16220               16175               17138
1/31/98                  16391               16312               17303
2/28/98                  16392               16323               17318
3/31/98                  16445               16379               17386
4/30/98                  16512               16443               17469
5/31/98                  16596               16527               17562
6/30/98                  16663               16599               17653
7/31/98                  16731               16666               17736
8/31/98                  16938               16836               17952
9/30/98                  17163               17041               18194
10/31/98                 17214               17070               18282
11/30/98                 17195               17067               18264
12/31/98                 17246               17116               18333
1/31/99                  17292               17198               18403
2/28/99                  17196               17131               18320
3/31/99                  17296               17232               18445
4/30/99                  17361               17300               18502
5/31/99                  17317               17284               18489
6/30/99                  17346               17291               18544
7/31/99                  17375               17313               18601
8/31/99                  17404               17345               18653
9/30/99                  17525               17454               18774
10/31/99                 17563               17499               18825
11/30/99                 17602               17545               18861
12/31/99                 17604               17550               18878
1/31/00                  17587               17562               18874
2/29/00                  17701               17662               19002
3/31/00                  17834               17802               19116
4/30/00                  17873               17866               19164
5/31/00                  17951               17896               19235
6/30/00                  18124               18075               19445


The graph includes the initial sales charge of the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 1.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investment in Government Income Portfolio, at value (Note 1A)      $27,210,045
Receivable from the Administrator                                       36,942
--------------------------------------------------------------------------------
  Total assets                                                      27,246,987
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  186,640
Dividends payable                                                       45,881
Payable to affiliates--Shareholder Servicing Agents'
  fees (Note 2B)                                                         5,553
Accrued expenses and other liabilities                                  43,348
--------------------------------------------------------------------------------
  Total liabilities                                                    281,422
--------------------------------------------------------------------------------
NET ASSETS for 2,840,122 shares of beneficial
  interest outstanding                                             $26,965,565
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $30,458,074
Accumulated net realized loss                                       (2,934,383)
Unrealized depreciation                                               (626,849)
Undistributed net investment income                                     68,723
--------------------------------------------------------------------------------
  Total                                                            $26,965,565
================================================================================
COMPUTATION OF:
Net Asset Value, per share                                               $9.49
Offering Price per share (Note 7) ($9.49 / 0.985)                        $9.63*
================================================================================
* Based upon single purchases of less than $50,000

See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000 (unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income from Government Income Portfolio        $908,874
Allocated Expenses from Government Income Portfolio      (50,694)
--------------------------------------------------------------------------------
                                                                      $858,180
EXPENSES:
Administrative fees (Note 2A)                           $ 35,675
Shareholder Servicing Agents fees (Note 2B)               35,675
Distribution fees (Note 3)                                21,405
Transfer agent fees                                       17,500
Shareholder reports                                       15,224
Legal fees                                                10,189
Custody and fund accounting fees                           8,165
Audit fees                                                 7,340
Trustee fees                                               5,629
Miscellaneous                                              2,095
--------------------------------------------------------------------------------
  Total expenses 158,897
Less aggregate amount waived by Administrator
  and Distributor (Notes 2A and 3)                       (57,080)
Less Expenses Assumed by the Administrator (Note 6)      (36,941)
--------------------------------------------------------------------------------
  Net expenses                                                          64,876
--------------------------------------------------------------------------------
Net investment income                                                  793,304
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  GOVERNMENT INCOME PORTFOLIO:
Net realized loss                                       (139,540)
Unrealized appreciation of investments                   187,491
--------------------------------------------------------------------------------
  Net realized and unrealized gain from
    Government Income Portfolio                                         47,951
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $841,255
================================================================================

See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                      (Unaudited)       1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
Net investment income                                  $  793,304   $ 1,967,256
Net realized loss                                        (139,540)     (402,148)
Unrealized appreciation (depreciation) of investments     187,491      (717,277)
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations      841,255       847,831
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                    (752,986)   (1,953,508)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                          956,981     4,736,314
Net asset value of shares issued to shareholders
  from reinvestment of dividends                          752,986     1,901,282
Cost of shares repurchased                             (5,941,985)  (22,456,702)
--------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                     (4,232,018)  (15,819,106)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                             (4,143,749)  (16,924,783)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                    31,109,314    48,034,097
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $68,723 and
  $28,405, respectively)                              $26,965,565   $31,109,314
================================================================================

See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS
                           ENDED               YEAR ENDED DECEMBER 31,
                      JUNE 30, 2000 --------------------------------------------
                        (Unaudited)   1999     1998     1997     1996     1995
================================================================================
Net Asset Value,
  beginning of period     $  9.46   $  9.73  $  9.61  $  9.55  $  9.78  $  9.28
--------------------------------------------------------------------------------
Income From Operations:
Net investment income       0.258     0.473    0.473    0.504    0.516    0.543
Net realized and
  unrealized gain (loss)    0.018    (0.276)   0.121    0.064   (0.232)   0.500
--------------------------------------------------------------------------------
  Total from operations     0.276     0.197    0.594    0.568    0.284    1.043
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income      (0.246)   (0.467)  (0.474)  (0.508)  (0.514)  (0.543)
--------------------------------------------------------------------------------
  Total distributions      (0.246)   (0.467)  (0.474)  (0.508)  (0.514)  (0.543)
--------------------------------------------------------------------------------
Net Asset Value,
 end of period            $  9.49   $  9.46  $  9.73  $  9.61  $  9.55  $  9.78
================================================================================
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of period
  (000's omitted)         $26,966   $31,109  $48,034  $20,237  $26,744  $35,525
Ratio of expenses to
  average net assets (A)     0.80%*    0.80%    0.80%    0.80%    0.80%    0.80%
Ratio of net investment
  income to average
  net assets                 5.56%*    5.02%    4.98%    5.20%    5.31%    5.38%
Total return                 2.96%**   2.07%    6.33%    6.11%    3.02%   11.48%

Note: If Agents of the Fund for the periods indicated and Agents of Government Income Portfolio for the periods indicated had not voluntarily waived a portion of their fees and assumed Fund expenses, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share               $ 0.253   $ 0.411  $ 0.413  $ 0.442  $ 0.460  $ 0.499
RATIOS:
Expenses to average
  net assets (A)             1.46%*    1.37%    1.42%    1.43%    1.38%    1.23%
Net investment income to
  average net assets         4.90%*    4.45%    4.36%    4.57%    4.73%    4.95%
================================================================================

(A) Includes the Fund's share of Government Income Portfolio allocated expenses for the periods.
*   Annualized
**  Not Annualized

See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Short-Term U.S. Government Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund invests all of its investable assets in Government Income Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (46.8% at June 30, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Administrator and Distributor. For the six months ended June 30, 2000, CFBDS, acting as the distributor, received net commissions paid by investors of $1,620 from the sale of fund shares (see Note 7). Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $2,886,806, of which $1,551,556 will expire on December 31, 2002, $329,508 will expire on December 31, 2003, $367,655 will expire on December 31, 2004, $180,274 will expire on December 31, 2005, and $457,813 will expire on December 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal
Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

     E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

     F. OTHER All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on a trade date basis.

2. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $35,675, all of which was voluntarily waived for the six months ended June 30, 2000. Citibank acts as Sub-Administrator and performs duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENTS' FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agency agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $35,675 for the six months ended June 30, 2000.

3. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $21,405, all of which was voluntarily waived for the six months ended June 30, 2000. The Distributor may also receive an additional fee from the Fund not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. The Distributor voluntarily agreed to waive this fee through June 30, 2000.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2000 aggregated $785,852 and $5,675,342, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                     SIX MONTHS
                                                       ENDED         YEAR ENDED
                                                   JUNE 30, 2000    DECEMBER 31,
                                                    (Unaudited)         1999
================================================================================
Shares sold                                            101,575          491,458
Shares issued to shareholders
  from reinvestment of dividends                        79,736          198,280
Shares repurchased                                    (629,386)      (2,338,642)
--------------------------------------------------------------------------------
Net decrease                                          (448,075)      (1,648,904)
================================================================================

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses of the Fund for the six months ended June 30, 2000, which amounted to $36,941, to maintain a voluntary expense limitation of 0.80% of average daily net assets. This voluntary expense limitation may be discontinued at any time.

7. SUBSEQUENT EVENTS Effective July 14, 2000, the front-end sales charge is being waived.

GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)
                                                     PRINCIPAL
                                                       AMOUNT
ISSUER                                             (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 30.7%
--------------------------------------------------------------------------------
6.50%, 2009                                            $  136        $   133,617
6.50%, 2011                                             2,562          2,499,707
6.50%, 2019                                               351            348,380
7.00%, 2008                                               641            630,044
7.00%, 2009                                             1,512          1,509,296
7.00%, 2013                                             4,034          3,997,817
7.00%, 2019                                             6,648          6,620,532
7.00%, 2020                                             1,502          1,494,009
7.25%, 2022                                                62             61,763
8.00%, 2006                                                77             77,365
8.00%, 2007                                                83             83,590
8.00%, 2017                                               103            104,610
8.00%, 2021                                               125            126,939
8.00%, 2022                                                71             71,689
9.50%, 2016                                                 1                678
9.50%, 2017                                                30             31,648
9.50%, 2018                                                16             16,511
9.50%, 2019                                                25             26,098
9.50%, 2020                                                21             22,450
                                                                     -----------
TOTAL GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION                                                  17,856,743
                                                                     -----------
U.S. & OTHER GOVERNMENT
OBLIGATIONS -- 63.0%
--------------------------------------------------------------------------------
Israel State U.S. Government
Guaranteed Notes,
  6.05% due 8/15/00                                     8,640          8,633,434
  5.70% due 2/15/03                                     5,000          4,852,700
  6.125% due 3/15/03                                    4,300          4,213,613
                                                                     -----------
                                                                      17,699,747
                                                                     -----------
United States Treasury Notes,
  5.875% due 10/31/01                                   3,000          2,976,570
  6.625% due 4/30/02                                    2,500          2,507,800
  6.375% due 6/30/02                                   10,000         10,003,100
  5.875% due 11/15/04                                   1,300          1,281,111
  3.875% due 1/15/09                                    1,253          1,233,360
                                                                     -----------
                                                                      18,001,941
                                                                     -----------
United States Treasury Notes,
  Strip Principal,
  due 08/15/01                                          1,000            931,180
                                                                     -----------
TOTAL U.S. & OTHER
  GOVERNMENT OBLIGATIONS                                              36,632,868
                                                                     -----------

ISSUER                                                                     VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS-- 5.3%
--------------------------------------------------------------------------------
First Union National Bank of
  Florida Repurchase Agreement
  6.55% due 7/3/00 proceeds
  at maturity $3,060,670
  (collateralized by $3,147,000
  U.S. Treasury Note 5.50%
  due 12/31/00 valued at
  $3,131,265)                                                        $ 3,059,000
                                                                     -----------

TOTAL INVESTMENTS
    (Identified Cost
    $58,231,279)                                         99.0%        57,548,611

OTHER ASSETS,
  LESS LIABILITIES                                        1.0            582,321
                                                       ------        -----------
NET ASSETS                                              100.0%       $58,130,932
                                                       ======        ===========

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)
================================================================================

ASSETS:
Investments at value (Note 1A) (Identified Cost, $55,172,279)        $54,489,611
Repurchase Agreement at value (1A) (Identified Cost, $3,059,000)       3,059,000
Cash                                                                         899
Interest receivable                                                      599,054
--------------------------------------------------------------------------------
  Total assets                                                        58,148,564
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates-Investment advisory fees (Note 2)                   17,632
--------------------------------------------------------------------------------
NET ASSETS                                                           $58,130,932
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $58,130,932
================================================================================


GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (NOTE 1B):                                         $1,892,252
EXPENSES:
Investment advisory fees (Note 2)                        $ 104,444
Administrative fees (Note 3)                                14,921
Expense fees (Note 6)                                        1,061
--------------------------------------------------------------------------------
Total expenses                                             120,426
Less aggregate amount waived by the
  Administrator (Note 3)                                   (14,921)
--------------------------------------------------------------------------------
  Net expenses                                                          105,505
--------------------------------------------------------------------------------
Net investment income                                                 1,786,747
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized loss from investment transactions            (290,707)
Unrealized appreciation of investments                     393,612
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                       102,905
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,889,652
================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS       YEAR
                                                         ENDED         ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                      (Unaudited)      1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
Net investment income                                $ 1,786,747    $ 3,549,138
Net realized loss on investment transactions            (290,707)      (717,522)
Unrealized appreciation (depreciation)
  of investments                                         393,612     (1,091,773)
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                      1,889,652      1,739,843
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                            2,912,503     24,866,329
Value of withdrawals                                 (10,277,026)   (47,147,153)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                           (7,364,523)   (22,280,824)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                            (5,474,871)   (20,540,981)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   63,605,803     84,146,784
--------------------------------------------------------------------------------
End of period                                        $58,130,932    $63,605,803
================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                        SIX MONTHS
                           ENDED               YEAR ENDED DECEMBER 31,
                       JUNE 30, 2000 -------------------------------------------
                        (Unaudited)   1999     1998     1997     1996     1995
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)         $58,131   $63,606  $84,147  $61,298  $53,499  $53,145
Ratio of expenses to
  average net assets         0.35%*    0.35%    0.35%    0.35%    0.35%    0.36%
Ratio of net investment
  income to average
  net assets                 5.99%*    5.45%    5.49%    5.65%    5.75%    5.80%
Portfolio turnover            168%      201%     288%     126%     100%     284%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                 0.40%*    0.40%    0.40%    0.41%    0.40%    0.40%
Net investment income
  to average net assets      5.94%*    5.40%    5.44%    5.59%    5.70%    5.76%
================================================================================

* Annualized

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
Notes to Financial Statements (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discounts earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as income.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repur-

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

chase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

     Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

     G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

     Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at June 30, 2000.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     H. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $104,444, for the six months ended June 30, 2000. The investment advisory fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $14,921, all of which was voluntarily waived, for the six months ended June 30, 2000. Citibank acts as Sub-Administrator and performs certain duties and receives such compensation from SFG from time to time as agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $99,512,731 and $90,266,069, respectively, for the six months ended June 30, 2000.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $ 58,231,279
================================================================================
Gross unrealized appreciation                                      $     74,048
Gross unrealized depreciation                                          (756,716)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $   (682,668)
================================================================================

6. EXPENSE FEES SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

     The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.35% of the Portfolio's average daily net assets.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


7. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2000, the commitment fee allocated to the Portfolio was $90. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS

C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  * AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
 ** AFFILIATED PERSON OF INVESTMENT ADVISER
*** TRUSTEE EMERITUS

INVESTMENT ADVISER
(of Government Income
Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds California Tax Free Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds California Tax Free Income Portfolio.


(C)2000 Citicorp            (R) Printed on recycled paper            CFS/USG/600